LEASES (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
LEASES
Rent expense	$ 75,530
Operating lease liabilities	331,736
Right-of-use assets, net	$ 328,652	$ 101,588